COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Lease Commitments
Aggregate minimum lease commitments under the aforesaid non-cancelable operating leases as of December 31, 2017, were as follows:
	Minimum lease payments	Minimum sublease rentals	Net future minimum lease commitment
2018	$6,348	$694	$5,654
2019	4,266	697	3,569
2020	3,434	627	2,807
2021	3,506	695	2,811
2022	2,522	540	1,982
Thereafter	4,383	430	3,953
	$24,459	$3,683	$20,776